Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2014	Dec. 31, 2013
Partners’ capital:
Common unitholders – public, units outstanding	17,255,208	17,250,000
Common unitholder – Valero, units outstanding	11,539,989	11,539,989
Subordinated unitholder – Valero, units outstanding	28,789,989	28,789,989
General partner – Valero, units outstanding	1,175,102	1,175,102